Fair Value Measurements - Key inputs into the Monte-Carlo model for the PIPE derivative liability (Details)	Jun. 30, 2023 Y $ / shares	Dec. 31, 2022	Dec. 31, 2022 $ / shares	Dec. 31, 2022 Y	Nov. 15, 2022	Dec. 31, 2021	Jul. 22, 2021 $ / shares Y
Volume-Weighted Average Price | PIPE Derivative Liability
Fair Value Measurements
Derivative liability, measurement input	10.73	0.1019	10.19		0.1009
Risk-free rate | Private Warrants
Fair Value Measurements
Derivative liability, measurement input		0.0119				0.0119	0.0071
Risk-free rate | PIPE Derivative Liability
Fair Value Measurements
Derivative liability, measurement input	0.0546	0.0446			0.0447
Dividend yield | Private Warrants
Fair Value Measurements
Derivative liability, measurement input		0					0
Dividend yield | PIPE Derivative Liability
Fair Value Measurements
Derivative liability, measurement input	0	0			0
Volatility | Private Warrants
Fair Value Measurements
Derivative liability, measurement input		0.1050				0.1050	0.168
Volatility | Maximum
Fair Value Measurements
Derivative liability, measurement input	54.4	0.640			0.64
Volatility | Minimum
Fair Value Measurements
Derivative liability, measurement input	5.7	0.0160			0.0221
Expected term | Private Warrants
Fair Value Measurements
Derivative liability, measurement input | Y				5.0			5.0
Expected term | PIPE Derivative Liability
Fair Value Measurements
Derivative liability, measurement input	0.69	0.0031		0.31	0.0043
Exercise Price | Private Warrants
Fair Value Measurements
Derivative liability, measurement input			11.50				11.50
Stock Price | Private Warrants
Fair Value Measurements
Derivative liability, measurement input			9.84				9.39